Expense Example, No Redemption - GABELLI INTERNATIONAL GROWTH FUND, INC	Apr. 30, 2026 USD ($)
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS AAA
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 77
Expense Example, No Redemption, 3 Years	624
Expense Example, No Redemption, 5 Years	1,197
Expense Example, No Redemption, 10 Years	2,759
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	647
Expense Example, No Redemption, 3 Years	1,163
Expense Example, No Redemption, 5 Years	1,704
Expense Example, No Redemption, 10 Years	3,175
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	153
Expense Example, No Redemption, 3 Years	849
Expense Example, No Redemption, 5 Years	1,569
Expense Example, No Redemption, 10 Years	3,479
GABELLI INTERNATIONAL GROWTH FUND, INC CLASS I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	51
Expense Example, No Redemption, 3 Years	547
Expense Example, No Redemption, 5 Years	1,070
Expense Example, No Redemption, 10 Years	$ 2,506